Related Party Transactions (Details) - USD ($)																1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 04, 2026	Jan. 06, 2026	Jan. 02, 2026	Dec. 04, 2025	Nov. 04, 2025	Oct. 06, 2025	Sep. 03, 2025	Aug. 25, 2025	Aug. 04, 2025	Jul. 08, 2024	Jul. 03, 2024	Sep. 30, 2023	Sep. 29, 2023	Jul. 31, 2023	Jul. 04, 2023	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Jun. 08, 2026	May 04, 2026	Apr. 06, 2026
Related Party Transactions [Line Items]
Price per share (in Dollars per share)				$ 0.0001	$ 0.0001																	$ 10
Ordinary shares equals or exceeds per share (in Dollars per share)																				$ 12		$ 12
Repayment of outstanding loan																							$ 481,511
Unsecured promissory notes amount																								$ 150,000	$ 150,000	$ 150,000
Outstanding principal amount payable per share (in Dollars per share)																		$ 10		10
Convertible units (in Dollars per share)																				$ 10		$ 10
Incurred cost																						$ 120,000	10,000
Related Party [Member]
Related Party Transactions [Line Items]
Outstanding amount																		$ 1,550,000		$ 1,550,000		500,000
Due to related party																		225,000		225,000		50,000	10,000
Unpaid balance amount																						$ 50,000
Sponsor [Member]
Related Party Transactions [Line Items]
Due to related party																		225,000		$ 225,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Aggregate price													$ 25,000		$ 25,000
Price per share (in Dollars per share)													$ 0.02		$ 0.02
Trading days																				20 days		20 days
After the initial business combination trading days																				30 days		30 days
Initial business combination percentage																				50.00%		50.00%
Sponsor [Member]
Related Party Transactions [Line Items]
Agreed loan capacity												$ 500,000
Due to related party																						$ 0
Administrative Support Services [Member]
Related Party Transactions [Line Items]
Administrative expense																				$ 10,000		10,000
Incurred cost																		30,000	$ 30,000	90,000	$ 90,000
Unpaid balance amount																			$ 140,000		$ 140,000	50,000
Extension Notes [Member]
Related Party Transactions [Line Items]
Outstanding amount																		$ 1,050,000		$ 1,050,000		$ 300,000	0
Extension Notes [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Principal amount									$ 1,050,000
Extension Notes [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Principal amount							$ 300,000		300,000
Unsecured promissory notes amount	$ 150,000		$ 150,000	$ 150,000	$ 150,000	$ 150,000	150,000		150,000
Outstanding principal amount payable per share (in Dollars per share)																		$ 10		$ 10		$ 10
Extension Notes [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Principal amount	$ 1,050,000						1,050,000
Unsecured promissory notes amount							$ 150,000		$ 150,000
Working Capital Note [Member]
Related Party Transactions [Line Items]
Principal amount								$ 300,000
Outstanding principal amount payable per share (in Dollars per share)																		$ 10		$ 10		$ 10
Outstanding amount																		$ 500,000		$ 500,000		$ 200,000	0
Working capital loan																				$ 1,500,000		$ 1,500,000
Working Capital Note [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Principal amount		$ 300,000						$ 300,000
Extension Notes [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Principal amount						$ 1,050,000
Extension Notes [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Principal amount					$ 1,050,000
Extension Notes [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Principal amount				$ 1,050,000
Extension Notes [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Principal amount			$ 1,050,000
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Shares were subject to forfeiture (in Shares)										187,500										187,500		187,500
IPO [Member]
Related Party Transactions [Line Items]
Repayment of outstanding loan											$ 481,511
IPO [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Due to related party																							$ 10,000
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Founder shares issued (in Shares)																		1,437,500		1,437,500		1,437,500
Founder shares outstanding (in Shares)																		1,437,500		1,437,500		1,437,500
Shares were subject to forfeiture (in Shares)												187,500		187,500		187,500	187,500
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Acquired shares (in Shares)													1,437,400		100
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Shares were subject to forfeiture (in Shares)										187,500
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Founder shares issued (in Shares)																						1
Percentage of ordinary shares outstanding																				20.00%		20.00%